UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                       Report for the Calendar Year or Quarter Ended: 9/30/2000 Check here if Amendment [ ]; Amendment Number:
                                  This Amendment (check only one.):
                                           [ ]  is a restatement.
                                           [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
Address:  405 Park Avenue, New York, New York 10022-4405

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
Title: Executive Vice President
Phone:  212-888-8123
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
---------------------------

New York, New York
October 5, 2000

Report Type (Check only one):
  [x] 13F HOLDINGS REPORT
  [ ] 13F NOTICE
  [ ] 13F COMBINATION REPORT


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

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     $114,359,000 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      NONE


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

                                                            STRALEM & COMPANY, INC
                                                                 13F REPORT
                                                              AS OF 9/30/2000
------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)   (B)      (C)      (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                    COMMON            2824100         247,000        5,200         X     0      0         X    0      0
AGILENT TECHNOLOGIES           COMMON            8460101         802,000       16,386         X     0      0         X    0      0
AUTOMATIC DATA                 COMMON           53015103       3,066,000       45,850         X     0      0         X    0      0
BRISTOL MEYERS                 COMMON          110122108       4,910,000       85,950         X     0      0         X    0      0
CAROLINA PWR LIGHT             COMMON          144141108       2,451,000       58,800         X     0      0         X    0      0
CHEVRON                        COMMON          166751107       2,609,000       30,600         X     0      0         X    0      0
CON EDISON                     COMMON          209115104       2,164,000       63,400         X     0      0         X    0      0
EMERSON ELEC                   COMMON          291011104       5,581,000       83,300         X     0      0         X    0      0
EXXON MOBIL                    COMMON          302316102         134,000        1,500         X     0      0         X    0      0
FEDERAL HOME LOAN              COMMON          313400301       2,357,000       43,600         X     0      0         X    0      0
GAP                            COMMON          364760108       2,620,000      130,200         X     0      0         X    0      0
GENERAL ELEC                   COMMON          369604103       6,054,000      104,950         X     0      0         X    0      0
GEN PUBLIC UTILITIES           COMMON          36225X100       2,102,000       64,800         X     0      0         X    0      0
HEWLETT PACKARD                COMMON          428236103       4,414,000       45,500         X     0      0         X    0      0
INTEL                          COMMON          458140100       4,404,000      105,800         X     0      0         X    0      0
JOHNSON & JOHNSON              COMMON          478160104       5,575,000       59,350         X     0      0         X    0      0
LUCENT TECH                    COMMON          594463107       1,375,000       45,000         X     0      0         X    0      0
MBIA INC                       COMMON          55262C100       5,637,000       79,250         X     0      0         X    0      0
MCDONALD'S                     COMMON          580135101       4,030,000      133,500         X     0      0         X    0      0
MEDTRONICS                     COMMON          585055106       5,974,000      115,300         X     0      0         X    0      0
MERCK                          COMMON          589331107       5,672,000       76,200         X     0      0         X    0      0
MICROSOFT                      COMMON          594918104       3,199,000       53,100         X     0      0         X    0      0
NORTHERN STATES PWR            COMMON          665772109       2,566,000       93,300         X     0      0         X    0      0
ORACLE                         COMMON          68389X105       6,962,000       88,400         X     0      0         X    0      0
PE BIOSYSTEMS                  COMMON          69332S102       1,398,000       12,000         X     0      0         X    0      0
PE CELERA                      COMMON          69332S201         598,000        6,000         X     0      0         X    0      0
PHILIP MORRIS                  COMMON          718154107         259,000        8,800         X     0      0         X    0      0
SOUTHERN CO                    COMMON          842587107       2,183,000       67,300         X     0      0         X    0      0
SUN MICROSYSTEMS               COMMON          866810404       7,519,000       64,400         X     0      0         X    0      0
TEXACO                         COMMON          881694103       2,436,000       46,400         X     0      0         X    0      0

                                                            STRALEM & COMPANY, INC
                                                                 13F REPORT
                                                              AS OF 9/30/2000
------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)   (B)      (C)      (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS              COMMON          882508104          38,000          800         X     0      0         X    0      0
TXU CORP                       COMMON          873168108       2,417,000       61,000         X     0      0         X    0      0
VERIZON                        COMMON          92343V104       1,724,000       35,600         X     0      0         X    0      0
WAL MART                       COMMON          931142103       4,485,000       93,200         X     0      0         X    0      0
WHIRLPOOL                      COMMON          963320106       3,001,000       77,200         X     0      0         X    0      0
WORLDCOM                       COMMON         981157D106         264,000        8,700         X     0      0         X    0      0
XEROX                          COMMON          984121103       3,132,000      207,900         X     0      0         X    0      0